Annual Fund Operating Expenses - BBH Partner Fund - International Equity - Class I Shares	Dec. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.63%

[1]	Fees reflected in the table as of January 1, 2026.